Derivative instruments and risk management (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2018 USD ($) contract	Dec. 31, 2018 EUR (€) contract	Dec. 31, 2018 SGD ($) contract	Dec. 31, 2018 CHF (SFr) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2017 EUR (€) contract	Dec. 31, 2017 SGD ($) contract	Dec. 31, 2017 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Number of contracts | contract
Notional amounts	$ 2,303,572				$ 2,313,943
Gross positive fair value	13,600				11,321
Gross negative fair value	(13,272)				(12,665)
Net fair value	$ 328				$ (1,344)
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	8	8	8	8	8	8	8	8
Notional amounts	$ 238,810				$ 183,719
Gross positive fair value	269				726
Gross negative fair value	(601)				(2,754)
Net fair value	$ (332)				$ (2,028)
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	288	288	288	288	120	120	120	120
Notional amounts	$ 2,064,762				$ 2,130,224
Gross positive fair value	13,331				10,595
Gross negative fair value	(12,671)				(9,911)
Net fair value	$ 660				$ 684
Foreign Exchange Contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 124.5	$ 4,000,000	SFr 0.4		€ 84.5	$ 0	SFr 0.4